Financial Instrument Risk Management - Past Due and Impaired Mortgages and Loans (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	CAD 137,691	CAD 134,491
Mortgages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,493	15,396
Mortgages | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,515	15,419
Mortgages | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22	23
Mortgages | Not past due | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,482	15,378
Mortgages | Not past due | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Mortgages | Past due | Gross carrying value | Past due less than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	2
Mortgages | Past due | Gross carrying value | Later than three months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Mortgages | Past due | Allowance for losses | Past due less than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Mortgages | Past due | Allowance for losses | Later than three months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Mortgages | Impaired | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	33	39
Mortgages | Impaired | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22	23
Loans
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	27,312	25,379
Loans | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	27,340	25,386
Loans | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	28	7
Loans | Not past due | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	27,180	25,379
Loans | Not past due | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans | Past due | Gross carrying value | Past due less than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71	0
Loans | Past due | Gross carrying value | Later than three months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans | Past due | Allowance for losses | Past due less than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans | Past due | Allowance for losses | Later than three months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans | Impaired | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	89	7
Loans | Impaired | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	28	7
Mortgages and loans
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42,805	40,775
Mortgages and loans | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42,855	40,805
Mortgages and loans | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	50	30
Mortgages and loans | Not past due | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42,662	40,757
Mortgages and loans | Not past due | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Mortgages and loans | Past due | Gross carrying value | Past due less than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71	2
Mortgages and loans | Past due | Gross carrying value | Later than three months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Mortgages and loans | Past due | Allowance for losses | Past due less than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Mortgages and loans | Past due | Allowance for losses | Later than three months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Mortgages and loans | Impaired | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	122	46
Mortgages and loans | Impaired | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	CAD 50	CAD 30